Net Sales and Revenue Recognition - Major Product Lines (Details) - Sales Revenue Net - Top Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Metal removal fluids
Segment Reporting Information [Line Items]
Concentration risk, percentage	22.90%	23.40%	23.90%
Rolling lubricants
Segment Reporting Information [Line Items]
Concentration risk, percentage	20.80%	22.20%	21.80%
Hydraulic fluids
Segment Reporting Information [Line Items]
Concentration risk, percentage	14.10%	13.60%	13.30%